Subsequent Events (Details Narrative) - ARS ($) $ in Millions		12 Months Ended
	Aug. 02, 2021	Jun. 30, 2021
Statement [Line Items]
Description of corporate reorganization process		the Board of Directors has approved the exchange ratio, which has been established at 1.40 IRSA shares for each IRSA PC share, which is equivalent to 0.56 IRSA GDS for each ADS of IRSA PC.
Hudson [member]
Statement [Line Items]
Sale of transaction price	$ 0.6